Average Annual Total Returns - Value Fund	Fund Shares 1 Year	Fund Shares 5 Years	Fund Shares 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 5 Years	Class A 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes) 1 Year	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes) 5 Years	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes) 10 Years	Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes) 1 Year	Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes) 5 Years	Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes) 10 Years
Total	(1.04%)	7.25%	8.69%	(1.41%)	4.81%	7.04%	(0.36%)	5.57%	6.96%	(0.94%)	7.36%	8.81%	(7.00%)	5.68%	7.68%	2.80%	9.74%	10.50%	5.63%	10.76%	10.41%	3.35%	8.44%	9.07%